Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 [1]
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 6,233,978	$ 6,070,768
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	2,333,857	2,213,562
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 3,900,121	$ 3,857,206

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).